Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-21.36%
U.S. Treasury Bills-21.36%(b)
0.05%, 02/03/2022	$70,000,000	$69,999,888
0.05%, 03/10/2022	300,000,000	299,991,444
0.17%, 04/21/2022	125,000,000	124,955,425
0.19%, 04/28/2022(c)	300,000,000	299,869,209
0.37%, 07/21/2022	125,000,000	124,750,607
0.38%, 07/28/2022(c)	300,000,000	299,328,876
Total U.S. Treasury Securities (Cost $1,219,025,591)		1,218,895,449
	Shares
Money Market Funds-74.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,580,932,715	3,580,932,715
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.01%(d)(e)	647,665,263	$647,665,263
Total Money Market Funds (Cost $4,228,597,978)		4,228,597,978
TOTAL INVESTMENTS IN SECURITIES-95.48% (Cost $5,447,623,569)		5,447,493,427
OTHER ASSETS LESS LIABILITIES-4.52%		257,608,615
NET ASSETS-100.00%		$5,705,102,042
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$197,722,800 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,605,913,043	$2,113,632,594	$(2,138,612,922)	$-	$-	$3,580,932,715	$219,020
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	567,944,988	1,751,560,210	(1,671,839,935)	-	-	647,665,263	12,133
Total	$4,173,858,031	$3,865,192,804	$(3,810,452,857)	$-	$-	$4,228,597,978	$231,153

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,965	October-2022	$242,003,300	$12,639,820	$12,639,820
Corn	3,858	December-2022	110,628,150	2,873,886	2,873,886
Gasoline RBOB	2,639	November-2022	246,337,455	11,289,855	11,289,855
Gold	786	April-2022	141,197,040	(881,395)	(881,395)
LME Copper	315	May-2022	74,765,250	(1,128,257)	(1,128,257)
LME Primary Aluminum	1,166	May-2022	87,938,262	5,271,207	5,271,207
LME Zinc	950	August-2022	83,849,375	2,815,152	2,815,152
Natural Gas	2,427	February-2022	118,291,980	25,225,403	25,225,403
NY Harbor ULSD	2,297	May-2022	246,606,839	17,314,738	17,314,738
Silver	295	March-2022	33,029,675	(1,256,641)	(1,256,641)
Soybean	1,699	November-2022	116,126,650	7,539,525	7,539,525
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2022
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Sugar No. 11	4,790	September-2022	$94,742,368	$(3,759,320)	$(3,759,320)
Wheat	2,613	July-2022	99,359,325	(154,825)	(154,825)
WTI Crude Oil	2,901	November-2022	227,148,300	19,091,343	19,091,343
Total Futures Contracts				$96,880,491	$96,880,491

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	February-2022	$400,000,000	$—	$24,045,413	$24,045,413
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	February-2022	800,000,000	—	40,561,860	40,561,860
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	February-2022	675,000,000	—	40,624,162	40,624,162
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	February-2022	400,000,000	—	24,023,179	24,023,179
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	February-2022	600,000,000	—	36,117,936	36,117,936
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	February-2022	700,000,000	—	40,811,568	40,811,568
Total - Total Return Swap Agreements							$—	$206,184,118	$206,184,118

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $33,282,001.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2022
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	12.87%
	RBOB Gasoline	12.63
	Brent Crude Oil	12.47
	WTI Crude Oil	11.90
	Gold	7.44
	Natural Gas	6.11
	Soybean	6.07
	Corn	5.75
	Wheat	5.23
	Sugar	4.95
	Aluminum	4.58
	Zinc	4.35
	Copper	3.92
	Silver	1.73
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Heating Oil	12.87%
	RBOB Gasoline	12.59
	Brent Crude Oil	12.23
	WTI Crude Oil	11.92
	Gold	7.58
	Natural Gas	6.12
	Soybean	6.08
	Corn	5.75
	Wheat	5.30
	Sugar	4.96
	Aluminum	4.58
	Zinc	4.36
	Copper	3.93
	Silver	1.73
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2022
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	12.79%
	RBOB Gasoline	12.70
	Brent Crude Oil	12.47
	WTI Crude Oil	11.90
	Gold	7.44
	Natural Gas	6.11
	Soybean	6.07
	Corn	5.76
	Wheat	5.23
	Sugar	4.95
	Aluminum	4.58
	Zinc	4.35
	Copper	3.92
	Silver	1.73
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	13.10%
	Brent Crude Oil	12.60
	WTI Crude Oil	12.00
	RBOB Gasoline	11.70
	Gold	7.50
	Natural Gas	6.20
	Soybean	6.10
	Corn	5.70
	Wheat	5.30
	Sugar	5.00
	Aluminum	4.60
	Zinc	4.40
	Copper	4.00
	Silver	1.80
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2022
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	Heating Oil	12.79%
	RBOB Gasoline	12.70
	Brent Crude Oil	12.47
	WTI Crude Oil	11.90
	Gold	7.44
	Natural Gas	6.11
	Soybean	6.07
	Corn	5.76
	Wheat	5.23
	Sugar	4.95
	Aluminum	4.58
	Zinc	4.35
	Copper	3.92
	Silver	1.73
	Total	100.00%
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Heating Oil	12.91%
	RBOB Gasoline	12.65
	Brent Crude Oil	12.34
	WTI Crude Oil	11.92
	Gold	7.45
	Natural Gas	6.12
	SoyBean	6.08
	Corn	5.76
	Wheat	5.22
	Sugar	4.96
	Aluminum	4.58
	Zinc	4.36
	Copper	3.92
	Silver	1.73
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$1,218,895,449	$-	$1,218,895,449
Money Market Funds	4,228,597,978	-	-	4,228,597,978
Total Investments in Securities	4,228,597,978	1,218,895,449	-	5,447,493,427
Other Investments - Assets*
Futures Contracts	104,060,929	-	-	104,060,929
Swap Agreements	-	206,184,118	-	206,184,118
	104,060,929	206,184,118	-	310,245,047
Other Investments - Liabilities*
Futures Contracts	(7,180,438)	-	-	(7,180,438)
Total Other Investments	96,880,491	206,184,118	-	303,064,609
Total Investments	$4,325,478,469	$1,425,079,567	$-	$5,750,558,036

*	Unrealized appreciation (depreciation).